Schedule of Investments (unaudited)
September 30, 2025
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 13.5%
Entertainment — 3.5%
Netflix Inc.	20,554	$24,642,602 *
Walt Disney Co.	160,168	18,339,236
Total Entertainment		42,981,838
Interactive Media & Services — 9.1%
Alphabet Inc., Class A Shares	198,091	48,155,922
Alphabet Inc., Class C Shares	65,151	15,867,526
Meta Platforms Inc., Class A Shares	64,621	47,456,370
Total Interactive Media & Services		111,479,818
Wireless Telecommunication Services — 0.9%
T-Mobile US Inc.	45,184	10,816,146

Total Communication Services		165,277,802
Consumer Discretionary — 7.1%
Automobiles — 1.4%
Tesla Inc.	40,139	17,850,616 *
Broadline Retail — 3.0%
Amazon.com Inc.	167,003	36,668,849 *
Household Durables — 0.5%
Lennar Corp., Class A Shares	48,413	6,101,975
Specialty Retail — 2.2%
TJX Cos. Inc.	184,821	26,714,027

Total Consumer Discretionary		87,335,467
Consumer Staples — 6.4%
Beverages — 1.0%
Coca-Cola Co.	192,401	12,760,034
Consumer Staples Distribution & Retail — 2.9%
BJ’s Wholesale Club Holdings Inc.	57,521	5,363,834 *
Walmart Inc.	288,987	29,783,000
Total Consumer Staples Distribution & Retail		35,146,834
Food Products — 1.0%
McCormick & Co. Inc., Non Voting Shares	179,376	12,002,048
Household Products — 1.5%
Procter & Gamble Co.	118,177	18,157,896

Total Consumer Staples		78,066,812
Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	54,050	8,393,424
EQT Corp.	111,692	6,079,396
Exxon Mobil Corp.	139,468	15,725,017
Kinder Morgan Inc.	346,728	9,815,870

Total Energy		40,013,707
Financials — 13.4%
Banks — 5.5%
Bank of America Corp.	624,458	32,215,788
JPMorgan Chase & Co.	112,593	35,515,210
Total Banks		67,730,998
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Capital Markets — 1.6%
CME Group Inc.	21,501	$5,809,355
Intercontinental Exchange Inc.	82,711	13,935,149
Total Capital Markets		19,744,504
Financial Services — 3.8%
Berkshire Hathaway Inc., Class A Shares	34	25,642,800 *
Visa Inc., Class A Shares	59,692	20,377,655
Total Financial Services		46,020,455
Insurance — 2.5%
Marsh & McLennan Cos. Inc.	46,478	9,366,712
Travelers Cos. Inc.	73,706	20,580,189
Total Insurance		29,946,901

Total Financials		163,442,858
Health Care — 7.4%
Biotechnology — 1.4%
AbbVie Inc.	75,324	17,440,519
Health Care Equipment & Supplies — 1.1%
Stryker Corp.	37,314	13,793,866
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific Inc.	34,235	16,604,660
Pharmaceuticals — 3.5%
Eli Lilly & Co.	30,692	23,417,996
Johnson & Johnson	102,568	19,018,158
Total Pharmaceuticals		42,436,154

Total Health Care		90,275,199
Industrials — 11.8%
Aerospace & Defense — 2.7%
Boeing Co.	73,687	15,903,865 *
RTX Corp.	100,048	16,741,032
Total Aerospace & Defense		32,644,897
Commercial Services & Supplies — 1.4%
Waste Management Inc.	79,998	17,665,958
Electrical Equipment — 3.6%
Eaton Corp. PLC	71,333	26,696,375
Emerson Electric Co.	133,587	17,523,943
Total Electrical Equipment		44,220,318
Ground Transportation — 1.1%
Canadian Pacific Kansas City Ltd.	74,845	5,575,204
Union Pacific Corp.	31,660	7,483,474
Total Ground Transportation		13,058,678
Industrial Conglomerates — 1.5%
Honeywell International Inc.	88,080	18,540,840
Professional Services — 1.5%
Automatic Data Processing Inc.	61,877	18,160,900

Total Industrials		144,291,591
Information Technology — 28.7%
Semiconductors & Semiconductor Equipment — 13.6%
ASML Holding NV, Registered Shares	22,957	22,224,442
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
	Broadcom Inc.	124,683	$41,134,169
	NVIDIA Corp.	482,209	89,970,555
	Texas Instruments Inc.	67,722	12,442,563
Total Semiconductors & Semiconductor Equipment			165,771,729
Software — 10.6%
	Microsoft Corp.	214,193	110,941,264
	Oracle Corp.	27,546	7,747,037
	Palo Alto Networks Inc.	56,975	11,601,250 *
Total Software			130,289,551
Technology Hardware, Storage & Peripherals — 4.5%
	Apple Inc.	215,892	54,972,580

Total Information Technology			351,033,860
Materials — 5.0%
Chemicals — 2.9%
	Ecolab Inc.	43,281	11,852,934
	Linde PLC	31,232	14,835,200
	Sherwin-Williams Co.	25,672	8,889,187
Total Chemicals			35,577,321
Construction Materials — 1.5%
	Vulcan Materials Co.	60,496	18,609,780
Containers & Packaging — 0.6%
	International Paper Co.	146,206	6,783,958

Total Materials			60,971,059
Real Estate — 0.8%
Specialized REITs — 0.8%
	American Tower Corp.	53,923	10,370,471

Utilities — 1.4%
Electric Utilities — 1.2%
	Entergy Corp.	148,860	13,872,264
Multi-Utilities — 0.2%
	WEC Energy Group Inc.	24,492	2,806,538

Total Utilities			16,678,802
Total Investments before Short-Term Investments (Cost — $452,008,622)			1,207,757,628
	Rate
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.958%	6,688,466	6,688,466 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.013%	6,688,466	6,688,466 (a)(b)

Total Short-Term Investments (Cost — $13,376,932)			13,376,932
Total Investments — 99.9% (Cost — $465,385,554)			1,221,134,560
Other Assets in Excess of Liabilities — 0.1%			920,551
Total Net Assets — 100.0%			$1,222,055,111

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2025, the total market value of investments in Affiliated Companies was $6,688,466 and the cost was $6,688,466 (Note 2).

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 ClearBridge Variable Appreciation Portfolio
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,207,757,628	—	—	$1,207,757,628
Short-Term Investments†	13,376,932	—	—	13,376,932
Total Investments	$1,221,134,560	—	—	$1,221,134,560

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,231,470	$69,069,754	69,069,754	$70,612,758	70,612,758

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$376,275	—	$6,688,466

ClearBridge Variable Appreciation Portfolio 2025 Quarterly Report